Schedule of Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Debt and Capital Lease Obligations [Line Items]
Fiscal 2013		$ 6
Fiscal 2014		6
Fiscal 2015		6
Fiscal 2016		6
Fiscal 2017		756
Thereafter		1,777
Total		2,557
Less amount representing discount on notes		11
Less amount representing interest on capital leases		19
Total debt		2,527	1,507
Less current maturities of long-term debt	2	2	1
Total long-term debt	$ 2,525	$ 2,525	$ 1,506